U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2023

Date of reporting period: July 1, 2022 through June 30, 2023

Item 1. Report to Stockholders

June 30, 2023

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2023i

The investment objective of our tax-free municipal bond funds is to provide a high and stable level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high and stable level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high and stable level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the twelve month period from July 1, 2022 through June 30, 2023 (the “reporting period”). After contracting during the first half of 2022, economic activity expanded at a modest but steady pace throughout the reporting period. Real gross domestic product (GDP) expanded at a impressive 3.2% annual rate during the third quarter of 2022. Economic growth then started to slow with real GDP increasing during the fourth quarter of 2022 at a 2.6% annual rate. The slowdown continued during the first quarter of 2023 with real GDP increasing at a 2.0% annual rate. The pace of economic growth picked up again during the second quarter of 2023 with real GDP increasing at a 2.4% annual rate (advance estimate).

Labor market conditions remained tight during the reporting period. Over the first five months of 2023, monthly job gains averaged a robust 314,000. The seasonally adjusted national unemployment rate was 3.6% in June, which is low by historical standards. Wage growth increased at a moderate pace, but at a slower pace than inflation, with average hourly earnings increasing at a 4.4% annual rate in June.

Key measures of inflation remained elevated well above the Fed’s longer-run goal of 2% during the reporting period. The Federal Reserve’s (Fed) preferred inflation index, the personal consumption expenditure price index (PCE), increased 3.0% on a year-over-year basis through June 30, 2023. The core PCE, which excludes food and energy prices, increased at an annual rate of 4.1% in June. The Consumer Price Index (CPI) increased at an annual rate of 3.0% rate in June. Inflation has proven to be more persistent than the Fed originally anticipated, but it has continued to slowly abate.

The Federal Open Market Committee (FOMC) raised the target rate for the Fed funds rate at six of its seven meetings held during the reporting period, with the Fed funds rate increasing by a total of 350 basis points. The target rate for the Fed funds rate ended the reporting period at 5.00%-5.25%. Notably, the Fed decided to pause its interest rate hikes at its June meeting to “allow the Committee to assess additional information and its implications for monetary policy.” In the meantime, the Fed continued to reduce its holdings of Treasury securities, agency debt, and agency mortgage-backed securities.

The municipal bond market posted positive total returns during the reporting period. The Bloomberg Municipal Bond Index (BMBI), which tracks investment grade municipal securities across all sectors and maturities, provided a total return of 3.19% for the twelve month period ended June 30, 2023. At the end of the reporting period, the BMBI had a modified adjusted duration of 6.06 years, an average coupon of 4.49%, and an average credit quality of AA2/AA3.

Municipal bond yields increased sharply (prices down) during the third quarter of 2022 as stubbornly high inflation and an aggressive Fed intent on bringing inflation under control continued to batter the bond market. However, municipal bonds rebounded nicely in the fourth quarter of 2022, with yields declining and prices rising. Favorable supply and demand dynamics led to a very solid performance for the municipal bond market during the first quarter of 2023. Performance was mostly flat during the second quarter of 2023. During the reporting period, most longer-dated tax-exempt municipal bonds outperformed shorter-dated tax-exempt municipal bonds and lower-rated credits outperformed higher-rated credits. Overall, despite experiencing some volatility, investment grade tax-exempt municipal bonds performed relatively well and ended up generating positive total returns for the twelve months ending June 30, 2023.

The Kentucky Tax-Free Income Series provided shareholders a total return of 2.35% for the twelve month period ended June 30, 2023. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 1.14% for the same time period. Both the Kentucky Tax-Free Income Series and Kentucky Tax-Free Short-to-Medium Series underperformed the BMBI during the reporting period due to the fact that both funds had shorter durations and higher credit qualities than the BMBI.

In 2022, Kentucky’s real GDP increased at a 1.8% annual rate; the 2021-2022 national growth rate was 2.1%. Kentucky’s 2022 current-dollar GDP was $260.3 billion. The state’s annual average seasonally adjusted unemployment rate at the end of June was 3.8%. In 2022, Kentucky had a per capita personal income of $52,109. Kentucky’s appropriation supported debt was rated A1 by Moody’s and A by Standard & Poor’s as of June 30, 2023.

The Tennessee Tax-Free Income Series provided shareholders with a total return of 1.78% for the twelve month period ended June 30, 2023. The Tennessee Tax-Free Short-to-Medium Series provided a total return of 0.34% for the same time period. Both

i

the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series underperformed the BMBI during the reporting period due to the fact that both funds had shorter durations and higher credit qualities than the BMBI.

In 2022, Tennessee’s real GDP increased at a 4.3% annual rate; the 2021-2022 national growth rate was 2.1%. Tennessee’s 2022 current-dollar GDP was $475.7 billion. The state’s annual average seasonally adjusted unemployment rate at the end of June was 3.2%. In 2022, the state had a per capita personal income of $58,279. Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2023

The North Carolina Tax-Free Income Series provided shareholders with a total return of 2.00% for the twelve month period ended June 30, 2023. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.48% for the same time period. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series underperformed the BMBI during the reporting period due to the fact that both funds had shorter durations and higher credit qualities than the BMBI.

In 2022, North Carolina’s real GDP increased at a 3.2% annual rate; the 2021-2022 national growth rate was 2.1%. North Carolina’s 2022 current-dollar GDP was $730.0 billion. The state’s average annual seasonally adjusted unemployment rate at the end of June was 3.3%. In 2022, North Carolina had a per capita personal income of $57,416. North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2023.

The Alabama Tax-Free Income Series provided shareholders with a total return of 1.08% for the twelve month period ended June 30, 2023. The Alabama Tax-Free Income Series underperformed the BMBI during the reporting period due to the fact that it had a shorter duration and higher credit quality than the BMBI.

In 2022, Alabama’s real GDP increased at a 1.6% annual rate; the 2021-2022 national growth rate was 2.1%. Alabama’s 2022 current-dollar GDP was $277.8 billion. The state’s average annual seasonally adjusted unemployment rate at the end of June was 2.2%. In 2022, Alabama had a per capita personal income of $50,637. Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2023.

The Mississippi Tax-Free Income Series provided shareholders with a total return of 1.16% for the twelve month period ended June 30, 2023. The Mississippi Tax-Free Income Series underperformed the BMBI during the reporting period due to the fact that it had a shorter duration and higher credit quality than the BMBI.

In 2022, Mississippi’s real GDP increased at a 0.2% annual rate; the 2021-2022 national growth rate was 2.1%. Mississippi’s 2022 current-dollar GDP was $138.7 billion. The state’s average annual seasonally adjusted unemployment rate at the end of June was 3.1%. In 2022, Mississippi had a per capita personal income of $46,248. The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2023

The Intermediate Government Bond Series provided shareholders with a total return of 0.39% for the twelve months ended June 30, 2023. The Bloomberg U.S. Intermediate Government Bond Index (BGBI) had a total return of -0.99% for the twelve month period ended June 30, 2023. Taxable yields increased during the reporting period causing bond prices to fall. The Intermediate Government Bond Series outperformed the BGBI due to the fact that it had a shorter duration than the index.

The Taxable Municipal Bond Series provided shareholders with a total return of -2.38% for the twelve month period ended June 30, 2023. The Bloomberg Municipal Bond Taxable Index (BTMI) had a total return of -0.295% for the same time period. Taxable municipal bonds typically track the performance of the U.S. Treasury market. Treasury yields increased during the reporting period, causing taxable municipal bond prices to fall. The Taxable Municipal Bond Series had a longer duration and nominal maturity than the BTMI which led to its underperformance during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios, we do not attempt to track indices. The Bloomberg Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2023. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2023.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	0.97%
Aa/AA	95.47%
A	1.47%
Not Rated	2.09%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	25.49%
School Improvement	21.40%
Public Facilities Revenue	15.48%
University Consolidated Education and Building Revenue	14.65%
Municipal Utility Revenue	12.90%
Miscellaneous Public Improvement	3.35%
Hospital and Healthcare Revenue	2.64%
Refunding	2.46%
Other Assets Less Liabilities	1.63%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	80.42%
A	19.30%
Not Rated	0.28%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	35.31%
School Improvement	20.63%
University Consolidated Education and Building Revenue	12.90%
Municipal Utility Revenue	8.11%
Prerefunded	7.22%
Public Facilities Revenue	5.52%
Hospital and Healthcare Revenue	4.47%
Turnpikes/Toll Road/Highway Revenue	2.77%
Refunding	1.20%
Airport Revenue	0.65%
Ad Valorem Property	0.33%
Other Assets Less Liabilities	0.89%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	61.15%
A	37.63%
Not Rated	1.22%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	17.70%
School Improvement	17.11%
Miscellaneous Public Improvement	12.06%
Turnpikes/Toll Road/Highway Revenue	11.67%
University Consolidated Education and Building Revenue	10.99%
Municipal Utility Revenue	9.02%
Hospital and Healthcare Revenue	7.64%
Prerefunded	6.40%
Ad Valorem Property	1.82%
Refunding	1.58%
Airport Revenue	1.41%
Other Assets Less Liabilities	2.60%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	7.12%
Aa/AA	84.15%
A	8.73%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	32.76%
Prerefunded	16.30%
Turnpikes/Toll Road/Highway Revenue	9.27%
Miscellaneous Public Improvement	7.73%
State and Local Mortgage/Housing Revenue	6.95%
Refunding	6.34%
School Improvement	6.11%
Municipal Utility Revenue	5.68%
Hospital and Healthcare Revenue	5.26%
Public Facilities Revenue	1.20%
Other Assets Less Liabilities	2.40%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2023.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	6.07%
Aa/AA	77.67%
A	14.88%
Not Rated	1.38%

100.00%

COMPOSITION
% of Net Assets
School Improvement	20.20%
Public Facilities Revenue	16.40%
Municipal Utility Revenue	15.10%
University Consolidated Education and Building Revenue	11.72%
Prerefunded	10.60%
Hospital and Healthcare Revenue	7.05%
Refunding	6.38%
Miscellaneous Public Improvement	4.08%
Airport Revenue	3.73%
Turnpikes/Toll Road/Highway Revenue	3.37%
State and Local Mortgage/Housing Revenue	0.31%
Other Assets Less Liabilities	1.06%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY *	% of Fair Value of Investments Held
Aaa/AAA	9.72%
Aa/AA	57.63%
A	31.14%
Not Rated	1.51%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	29.57%
School Improvement	13.48%
Municipal Utility Revenue	12.17%
Refunding	8.60%
Turnpikes/Toll Road/Highway Revenue	8.26%
Miscellaneous Public Improvement	7.59%
Public Facilities Revenue	7.13%
Hospital and Healthcare Revenue	3.73%
Prerefunded	3.13%
Ad Valorem Property	1.18%
Lease Revenue	1.00%
Airport Revenue	0.77%
Other Assets Less Liabilities	3.39%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.36%
Aa/AA	80.18%
A	15.46%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	30.72%
Prerefunded	16.34%
School Improvement	12.75%
Hospital and Healthcare Revenue	10.25%
Miscellaneous Public Improvement	8.86%
Public Facilities Revenue	5.07%
University Consolidated Education and Building Revenue	4.43%
Refunding	3.89%
Airport Revenue	3.59%
State and Local Mortgage/Housing Revenue	2.50%
Other Assets Less Liabilities	1.60%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	90.69%
A	9.31%

100.00%

COMPOSITION
% of Net Assets
Refunding	36.17%
Municipal Utility Revenue	21.32%
School Improvement	14.19%
University Consolidated Education and Building Revenue	8.98%
Prerefunded	7.90%
Public Facilities Revenue	6.97%
Miscellaneous Public Improvement	0.96%
Other Assets Less Liabilities	3.51%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of June 30, 2023.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Home Loan Bank	66.47%
Federal Home Loan Mortgage Corporation	24.17%
Federal Farm Credit	6.89%
Other Assets Less Liabilities	2.47%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	91.00%
A	8.39%
Not Rated	0.61%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	22.18%
Public Facilities Revenue	16.24%
University Consolidated Education and Building Revenue	15.11%
Turnpikes/Toll Road/Highway Revenue	8.39%
State and Local Mortgage/Housing Revenue	7.94%
Miscellaneous Public Improvement	6.16%
School Improvement	6.00%
Marina/Port Authority Revenue	5.83%
Hospital and Healthcare Revenue	5.08%
Airport Revenue	2.06%
Prerefunded	0.58%
Other Assets Less Liabilities	4.43%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

PERFORMANCE DISCLOSURES

Past performance is not indicative of future results. The current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For performance data current to the most recent month-end call 800-866-0614 or visit our website at www.dupree-funds.com.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs. On the other hand, the fund’s performance reflects not only these factors but management costs as well.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
25.49% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$612,412
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	259,828
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	231,597
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	252,995
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	455,391
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	308,409
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	251,808
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	361,669
Northport AL Warrants**	5.000	08/01/2040	AA*	735,000	749,781
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	446,860
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	778,441
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	305,676
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	269,168
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	269,168

					5,553,203
SCHOOL IMPROVEMENT BONDS
21.40% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	103,660
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	392,013
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	315,437
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	151,662
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	250,128
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	213,089
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	208,530
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	216,808
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	303,289
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	316,251
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	164,815
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	364,927
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	252,768
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	208,850
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	333,778
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	203,270
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	276,848
Saint Clair AL Board of Education Special Tax School Warrants	5.000	02/01/2040	A1	125,000	136,533
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	217,273
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,008

					4,659,937
PUBLIC FACILITIES REVENUE BONDS
15.48% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	206,353
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	376,241
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,057
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,158
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,080
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	533,310
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	265,510
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	251,138
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	505,760
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	375,641
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	102,217
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	120,853
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	244,733

					3,372,051

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.65% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$346,574
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	250,463
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	384,798
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	256,825
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	310,866
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	210,646
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	268,690
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	465,572
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	538,595
University of South AL	5.000	04/01/2044	A1	150,000	157,004

					3,190,033
MUNICIPAL UTILITY REVENUE BONDS
12.90% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	199,992
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	99,631
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	251,320
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	252,280
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	220,556
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	408,247
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	248,538
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	364,635
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	148,166
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	188,925
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	234,291
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	192,238

					2,808,819
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.35% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	206,968
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	255,597
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	266,455

					729,020
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.64% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	575,377

REFUNDING BONDS
2.46% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	535,610

Total Investments 98.37% of Net Assets (cost $22,374,738) (See footnote 6 for further explanation)					$21,424,050

Other assets in excess of liabilities 1.63%					355,843

Net Assets 100%					$21,779,893

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2023

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,424,050
Level 3	Significant Unobservable Inputs	—

$21,424,050

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $22,374,738)		$21,424,050
Cash		258,977
Interest receivable		251,508

Total assets		21,934,535
LIABILITIES:
Payable for:
Distributions to shareholders	77,328
Fund shares redeemed	36,637
Investment advisory fee	2,396
Transfer agent fee	6,562
Printing expense	10,554
Registration fees	5,124
Professional fees	4,388
Audit fees	4,117
Trustees fees	2,057
Custodian fee	906
Accrued expenses	4,573

Total liabilities		154,642

NET ASSETS:
Paid-in capital		23,038,936
Total accumulated loss		(1,259,043)

Total Net Assets		$21,779,893

NET ASSET VALUE, offering price and redemption price per share (1,909,846 shares outstanding; unlimited number of shares authorized; no par value)		$11.40

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$745,184

Expenses:
Investment advisory fee	116,896
Transfer agent fee	34,055
Registration fees	14,847
Custodian fee	8,776
Pricing fees	7,665
Compliance fees	7,200
Professional fees	7,046
Trustees fees	3,408
Other expenses	16,607

Total expenses	216,500
Fees waived by Adviser (Note 2)	(52,673)
Custodian fee reduction (Note 7)	(23)

Net expenses	163,804

Net investment income	581,380

Realized and unrealized loss on investments:
Net realized loss	(308,354)
Net change in unrealized appreciation/depreciation	(66,438)

Net realized and unrealized loss on investments	(374,792)

Net increase in net assets resulting from operations	$206,588

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$581,380	$606,402
Net realized gain/(loss) on investments	(308,354)	13,595
Net change in unrealized appreciation/depreciation	(66,438)	(2,883,506)

Net increase/(decrease) in net assets resulting from operations	206,588	(2,263,509)
Total distributions (Note 6)	(594,975)	(608,060)
Net Fund share transactions (Note 4)	(3,592,740)	423,477

Total decrease	(3,981,127)	(2,448,092)
Net assets:
Beginning of year	25,761,020	28,209,112

End of year	$21,779,893	$25,761,020

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$11.57	$12.86	$12.78	$12.43	$12.08

Income from investment operations:
Net investment income	0.28	0.27	0.29	0.33	0.34
Net gains/(losses) on investments (c)	(0.16)	(1.29)	0.08	0.35	0.35

Total from investment operations	0.12	(1.02)	0.37	0.68	0.69
Less distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.29)	(0.33)	(0.34)
Distributions from capital gains	(0.01)	0.00 (b)	0.00	0.00	0.00

Total distributions	(0.29)	(0.27)	(0.29)	(0.33)	(0.34)

Net asset value, end of year	$11.40	$11.57	$12.86	$12.78	$12.43

Total return	1.08%	(8.03)%	2.93%	5.49%	5.80%
Net assets, end of year (in thousands)	$21,780	$25,761	$28,209	$27,354	$26,154
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.93%	0.87%	0.80%	0.82%	0.84%
Ratio of net investment income to average net assets	2.49%	2.19%	2.26%	2.58%	2.79%
Portfolio turnover	4.46%	2.55%	13.38%	6.98%	16.54%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.31% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$249,869
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	424,740
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	280,906
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	428,921
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	443,983
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	703,897
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	468,551
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	471,642
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	749,634
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	482,356
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,167,532
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	1,038,124
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	508,723
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	990,810
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	531,650
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	601,667
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	549,948
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	578,735
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,098,688
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,069,446
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,482,194
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	859,768
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	530,937
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	966,762
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	1,010,262
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	875,707
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,091,271
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	867,420
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,135,617
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	881,952
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	882,179
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	860,538
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	892,857
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	903,662
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	873,440
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	836,330
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	891,852
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	345,866
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	347,096
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	360,000
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	827,354
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,111,055
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,206,125
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,311,178
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	987,833
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,766,707
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,182,150
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,146,693
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,463,040
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,079,487
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,349,562
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,571,116
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,036,630
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,954,872
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,805,010
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	2,938,310
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,706,535

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #112	5.000%	02/01/2036	A1	$7,920,000	$8,234,978
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,843,237
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	14,811,544
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,247,052
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,255,950
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,403,441
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,933,662
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,788,063
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,217,780
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,378,270
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,566,180
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,003,937
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	783,007
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,716,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,643,200
KY State Property & Building #119	5.000	05/01/2037	A1	500,000	528,290
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	868,566
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,088,640
KY State Property & Building #122	4.000	11/01/2035	A1	500,000	509,370
KY State Property & Building #122	4.000	11/01/2036	A1	750,000	758,963
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	676,256
KY State Property & Building #122	4.000	11/01/2038	A1	5,345,000	5,357,507
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	9,668,421
KY State Property & Building #126	5.000	05/01/2039	A1	5,565,000	6,110,147
KY State Property & Building #126	5.000	05/01/2040	A1	5,845,000	6,357,840
KY State Property & Building #126	5.000	05/01/2041	A1	6,135,000	6,673,285
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,156,800
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,908,720
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	11,176,200
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,724,353
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	17,687,520
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,794,958

					282,052,026
SCHOOL IMPROVEMENT BONDS
20.63% of Net Assets
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	A1	1,495,000	1,447,325
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	A1	1,525,000	1,453,645
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,930,144
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,251,614
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,326,944
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,405,993
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	3,006,610
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,418,625
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,843,187
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,009,328
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,084,164
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	A1	575,000	568,681
Butler County KY School District Finance Corporation	4.000	03/01/2037	A1	360,000	359,608
Butler County KY School District Finance Corporation	4.250	03/01/2040	A1	755,000	756,050
Clark County KY School District Finance Corporation	4.000	03/01/2039	A1	3,090,000	3,026,377
Clark County KY School District Finance Corporation	4.000	03/01/2040	A1	1,475,000	1,432,918
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	482,586
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,380,899
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,767,230
Fayette County KY School District Finance Corporation**	5.000	08/01/2032	Aa3	10,600,000	11,023,152
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	9,084,863
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,490,653
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	651,078

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	5.000%	10/01/2026	Aa3	$255,000	$270,438
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,006,317
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,057,923
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,228,298
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,431,973
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,201,931
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,492,507
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,579,345
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,255,709
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	10,347,835
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,135,468
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,642,099
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,779,344
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,643,646
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,220,382
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,262,505
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,291,342
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,639,046
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,656,227
Marion County KY School District Finance Corporation	4.000	04/01/2038	A1	1,000,000	992,240
Marion County KY School District Finance Corporation	4.000	04/01/2040	A1	1,190,000	1,167,128
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,236,242
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,264,809
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,386,584
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	993,648
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,580,358
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	A1	1,000,000	961,710
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	605,000	568,379
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	4,970,290
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,281,466
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,459,786
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,267,609
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,513,140
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,424,394
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,851,295
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	1,025,000	1,001,394
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,275,880
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,000,780
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,959,520
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	A1	490,000	483,566
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,807,525

					164,791,752
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.90% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	2,972,094
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	A3	2,000,000	2,159,440
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,443,589
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,722,647
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,307,500
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,004,533
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,406,585
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	196,682

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development Corporation Educational Facilities Centre College	3.000%	06/01/2039	A3	$860,000	$702,465
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	618,566
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,140,073
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	2,545,000	2,353,820
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,987,148
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,943,806
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,094,673
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,251,576
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,035,695
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,433,393
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,892,806
Murray State University	5.000	03/01/2032	A1	2,220,000	2,279,984
Murray State University	3.000	09/01/2037	A1	1,310,000	1,161,446
Murray State University	3.000	09/01/2039	A1	1,390,000	1,200,057
Murray State University	3.000	09/01/2041	A1	1,470,000	1,243,958
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	917,612
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,051,569
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,648,956
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,692,216
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,670,182
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,352,625
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,905,042
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	5,602,561
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,245,681
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,265,562
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,284,255
Western KY University	4.000	09/01/2034	A1	575,000	586,477
Western KY University	4.000	09/01/2035	A1	595,000	605,258
Western KY University	4.000	09/01/2036	A1	620,000	627,527

					103,008,059
MUNICIPAL UTILITY REVENUE BONDS
8.11% of Net Assets
KY Rural Water Finance Corporation	4.500	02/01/2024	AA-*	880,000	880,220
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	232,726
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	360,043
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,103
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	262,211
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	251,185
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	419,058
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	427,973
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,005,550
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,287,891
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,836,421
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,301,731
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,072,812
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,856,127
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,177,100
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	17,608,091
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,052,439
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	335,819
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	338,272
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	345,696
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	350,815

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Murray KY Electric Plant	3.000%	12/01/2040	A1	$420,000	$359,570
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	363,281
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	366,253
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	252,103
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	282,326
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	311,500
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	203,402
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	329,670
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	412,800
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,136,503
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,203,509
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,962,675
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,117,372
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	769,680

					64,767,927
PREREFUNDED BONDS
7.22% of Net Assets
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	3,675,701
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,630,508
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,403,812
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	710,499
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	741,168
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	776,948
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,038,709
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,148,337
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,196,813
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	4,931,800
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,302,860
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	2,500,000	2,500,125
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	354,912
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	4,876,587
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	3,815,000	3,859,788
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,481,817

					57,630,384
PUBLIC FACILITIES REVENUE BONDS
5.52% of Net Assets
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,378,441
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,143,580
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,186,144
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,555,560
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,396,359
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,696,842
KY State Certificate of Participation	5.000	04/15/2038	A1	10,000,000	10,665,000
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,749,897
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	960,380
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,333,967
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,477,555
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,529,116
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,576,490
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,633,122
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,680,521
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,325,000	2,382,939
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	A1	1,180,000	1,154,347
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,068,777
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	763,616
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	771,704

					44,104,357

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.47% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000%	05/01/2032	AA*	$1,810,000	$1,842,001
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,404,804
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,209,888
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,389,054
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,003,820
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	7,080,698
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,850,963
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,870,362
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	964,850
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,082,520

					35,698,960
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.77% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,209,280
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,363,155
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	1,910,365
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,176,302
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	426,696
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	530,470
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,206,249
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,543,458
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,436,435
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,829,197
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,507,983

					22,139,590
REFUNDING BONDS
1.20% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	457,680
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	474,660
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	467,548
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	405,207
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,785,226
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	4,988,363

					9,578,684
AIRPORT REVENUE BONDS
0.65% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	251,549
Kenton County Airport	5.000	01/01/2034	A1	275,000	301,977
Kenton County Airport	5.000	01/01/2035	A1	300,000	327,840
Kenton County Airport	5.000	01/01/2036	A1	325,000	352,255
Kenton County Airport	5.000	01/01/2037	A1	250,000	269,010
Kenton County Airport	5.000	01/01/2038	A1	500,000	535,175
Kenton County Airport	5.000	01/01/2039	A1	500,000	533,635
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,637,550

					5,208,991
AD VALOREM PROPERTY BONDS
0.33% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	707,426
Henderson KY	3.000	09/01/2043	Aa3	870,000	721,569
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,210,215

					2,639,210
Total Investments 99.11% of Net Assets (cost $818,773,142) (See footnote 6 for further explanation)					$791,619,940

Other assets in excess of liabilities 0.89%					7,200,799

Net Assets 100%					$798,820,739

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	791,619,940
Level 3	Significant Unobservable Inputs	—

$791,619,940

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $818,773,142)		$791,619,940
Cash		1,750,569
Receivable from Adviser		112,609
Interest receivable		8,578,363

Total assets		802,061,481
LIABILITIES:
Payable for:
Distributions to shareholders	2,414,558
Fund shares redeemed	215,508
Investment advisory fee	258,498
Transfer agent fee	79,187
Audit fees	125,336
Trustees fees	32,771
Professional fees	25,624
Custodian fee	20,145
Accrued expenses	69,115

Total liabilities		3,240,742

NET ASSETS:
Paid-in capital		835,645,632
Total accumulated loss		(36,824,893)

Total Net Assets		$798,820,739

NET ASSET VALUE, offering price and redemption price per share (111,315,765 shares outstanding; unlimited number of shares authorized; no par value)		$7.18

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$26,096,517

Expenses:
Investment advisory fee	3,204,857
Transfer agent fee	987,943
Professional fees	246,380
Trustees fees	118,168
Custodian fee	97,803
Compliance fees	34,906
Pricing fees	32,030
Registration fees	22,701
Other expenses	132,264

Total expenses	4,877,052
Custodian fee reduction (Note 7)	(261)

Net expenses	4,876,791

Net investment income	21,219,726

Realized and unrealized gain/(loss) on investments:
Net realized loss	(8,560,616)
Net change in unrealized appreciation/depreciation	6,101,692

Net realized and unrealized loss on investments	(2,458,924)

Net increase in net assets resulting from operations	$18,760,802

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$21,219,726	$22,611,319
Net realized loss on investments	(8,560,616)	(1,093,417)
Net change in unrealized appreciation/depreciation	6,101,692	(102,942,618)

Net increase/(decrease) in net assets resulting from operations	18,760,802	(81,424,716)
Total distributions (Note 6)	(21,219,726)	(22,665,986)
Net Fund share transactions (Note 4)	(59,002,733)	(44,005,954)

Total decrease	(61,461,657)	(148,096,656)
Net assets:
Beginning of year	860,282,396	1,008,379,052

End of year	$798,820,739	$860,282,396

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.20	$8.02	$7.86	$7.83	$7.60

Income from investment operations:
Net investment income	0.19	0.18	0.20	0.21	0.22
Net gains/(losses) on investments (c)	(0.02)	(0.82)	0.16	0.03	0.24

Total from investment operations	0.17	(0.64)	0.36	0.24	0.46
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.20)	(0.21)	(0.22)
Distributions from capital gains	0.00	0.00 (b)	0.00 (b)	0.00	(0.01)

Total distributions	(0.19)	(0.18)	(0.20)	(0.21)	(0.23)

Net asset value, end of year	$7.18	$7.20	$8.02	$7.86	$7.83

Total return	2.35%	(8.11)%	4.63%	3.08%	6.22%
Net assets, end of year (in thousands)	$798,821	$860,282	$1,008,379	$973,889	$969,264
Ratio of net expenses to average net assets (a)	0.60%	0.56%	0.56%	0.56%	0.57%
Ratio of gross expenses to average net assets	0.60%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income to average net assets	2.59%	2.31%	2.46%	2.66%	2.88%
Portfolio turnover	10.67%	14.39%	5.92%	4.59%	10.23%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
17.70% of Net Assets
KY Bond Development	5.000%	09/01/2026	A3	$1,000,000	$1,046,720
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	301,764
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	713,069
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	564,313
Mercer County KY Public Property	4.000	08/01/2024	A1	720,000	723,938
Oldham County KY Public Facilities	5.000	02/01/2025	A1	325,000	333,005
Oldham County KY Public Facilities	5.000	02/01/2024	A1	285,000	287,648
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	348,466
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	713,335
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,253,012
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	A1	280,000	281,638

					6,566,908
SCHOOL IMPROVEMENT BONDS
17.11% of Net Assets
Anderson County KY School District Finance Corporation	3.000	02/01/2029	A1	500,000	497,445
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	500,670
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	732,509
Fayette County KY School District Finance Corporation	5.000	03/01/2024	Aa3	250,000	252,863
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	501,260
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,285,872
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	467,409
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	A1	425,000	425,315
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	254,358
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	922,590
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	206,916
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	301,027

					6,348,234
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
12.06% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	656,561
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	782,345
KY State Property & Building #126	5.000	05/01/2030	A1	750,000	839,108
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,106,570
Somerset KY	5.000	06/01/2028	A1	605,000	664,006
Somerset KY	5.000	06/01/2029	A1	380,000	423,768

					4,472,358
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
11.67% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	510,230
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	576,690
KY Asset Liability Commission Federal Highway^	5.000	09/01/2026	A2	330,000	341,359
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	250,333
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,193,140
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,458,267

					4,330,019
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.99% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	177,091
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	753,510
University of Louisville	5.000	03/01/2024	A1	350,000	353,406
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,019,460
University of Louisville	4.000	09/01/2030	A1	745,000	773,869

					4,077,336

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
9.02% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000%	08/01/2031	Aa2	$1,000,000	$1,025,090
Frankfort Electric & Water	4.000	12/01/2023	NR	440,000	440,726
Henderson KY	4.000	06/01/2028	Aa3	385,000	401,763
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	662,133
Northern KY Water	5.000	02/01/2026	Aa2	815,000	816,011

					3,345,723
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.64% of Net Assets
KY Bond Development Corporation St Elizabeth Medical Center^	5.000	05/01/2024	AA*	1,440,000	1,458,173
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,374,540

					2,832,713
PREREFUNDED BONDS
6.40% of Net Assets
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	753,345
KY State Property & Building #106	5.000	10/01/2025	A1	615,000	617,730
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,004,440

					2,375,515
AD VALOREM PROPERTY BONDS
1.82% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	675,738

REFUNDING BONDS
1.58% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	587,795

AIRPORT REVENUE BONDS
1.41% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	522,955

Total Investments 97.40% of Net Assets (cost $36,763,668) (See footnote 6 for further explanation)					$36,135,294

Other assets in excess of liabilities 2.60%					963,113

Net Assets 100%					$37,098,407

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	36,135,294
Level 3	Significant Unobservable Inputs	—

$36,135,294

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $36,763,668)		$36,135,294
Cash		324,215
Bond sold receivable		2,044,037
Interest receivable		497,341

Total assets		39,000,887
LIABILITIES:
Payable for:
Investments purchased	1,818,161
Distributions to shareholders	24,566
Fund shares redeemed	1,080
Investment advisory fee	12,077
Transfer agent fee	4,230
Audit fees	9,831
Professional fees	6,964
Registration fees	6,333
Custodian fee	4,748
Trustee fees	1,982
Accrued expenses	12,508

Total liabilities		1,902,480

NET ASSETS:
Paid-in capital		37,943,307
Total accumulated loss		(844,900)

Total Net Assets		$37,098,407

NET ASSET VALUE, offering price and redemption price per share (7,280,145 shares outstanding; unlimited number of shares authorized; no par value)		$5.10

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$1,008,201

Expenses:
Investment advisory fee	208,372
Transfer agent fee	56,009
Professional fees	12,542
Registration fees	11,715
Custodian fee	11,267
Compliance fees	7,300
Trustees fees	6,036
Pricing fees	4,060
Other expenses	12,101

Total expenses	329,402
Fees waived by Adviser (Note 2)	(37,083)
Custodian fee reduction (Note 7)	(30)

Net expenses	292,289

Net investment income	715,912

Realized and unrealized loss on investments:
Net realized loss	(131,616)
Net change in unrealized appreciation/depreciation	(154,214)

Net realized and unrealized loss on investments	(285,830)

Net increase in net assets resulting from operations	$430,082

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$715,912	$703,577
Net realized gain/(loss) on investments	(131,616)	6,030
Net change in unrealized appreciation/depreciation	(154,214)	(2,409,895)

Net increase/(decrease) in net assets resulting from operations	430,082	(1,700,288)
Total distributions (Note 6)	(715,912)	(703,577)
Net Fund share transactions (Note 4)	(5,581,701)	281,173

Total decrease	(5,867,531)	(2,122,692)
Net assets:
Beginning of year	42,965,938	45,088,630

End of year	$37,098,407	$42,965,938

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$5.13	$5.42	$5.41	$5.36	$5.22

Income from investment operations:
Net investment income	0.09	0.08	0.09	0.09	0.09
Net gains/(losses) on investments (b)	(0.03)	(0.29)	0.01	0.05	0.14

Total from investment operations	0.06	(0.21)	0.10	0.14	0.23
Less distributions:
Distributions from net investment income	(0.09)	(0.08)	(0.09)	(0.09)	(0.09)

Net asset value, end of year	$5.10	$5.13	$5.42	$5.41	$5.36

Total return	1.14%	(3.85)%	1.86%	2.66%	4.56%
Net assets, end of year (in thousands)	$37,098	$42,966	$45,089	$47,389	$55,419
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.79%	0.78%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	1.72%	1.57%	1.66%	1.70%	1.81%
Portfolio turnover	16.52%	13.09%	10.00%	2.75%	4.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
32.76% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$452,976
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	130,164
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	305,271
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	224,730
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	137,251
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	244,343
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	253,288
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	216,824
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	194,208
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	113,883
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	102,328
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	384,750

					2,760,016
PREREFUNDED BONDS
16.30% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	153,716
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	704,340
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	50,349
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	163,515
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	300,510

					1,372,430
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.27% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	205,064
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	318,680
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	179,897
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	76,965

					780,606
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.73% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	88,636
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	128,865
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	131,694
MS Development Bank Special Obligation Pascagoula	4.000	07/01/2024	AA*	300,000	301,641

					650,836
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.95% of Net Assets
Mississippi State Home Corporation	3.950	12/01/2042	Aaa	100,000	96,058
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	350,720
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	138,383

					585,161
REFUNDING BONDS
6.34% of Net Assets
MS State Refunding**	4.000	10/01/2036	Aa2	290,000	295,095
Starkville MS	4.000	06/01/2032	A1	230,000	238,522

					533,617
SCHOOL IMPROVEMENT BONDS
6.11% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	104,608
MS Development Bank Special Obligation Lafayette County School District	4.000	04/01/2033	AA*	100,000	101,953
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	99,072
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	100,213

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Vicksburg Warren School District	5.500%	03/01/2038	AA*	$100,000	$109,018

					514,864
MUNICIPAL UTILITY REVENUE BONDS
5.68% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	175,000	167,874
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	150,000	151,746
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	158,595

					478,215
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.26% of Net Assets
Jones County MS Hospital	4.000	04/01/2026	AA*	305,000	311,612
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	20,000	20,182
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	110,886

					442,680
PUBLIC FACILITIES REVENUE BONDS
1.20% of Net Assets
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	101,333

Total Investments 97.60% of Net Assets (cost $8,334,509) (See footnote 6 for further explanation)					$8,219,758

Other assets in excess of liabilities 2.40%					202,307

Net Assets 100%					$8,422,065

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,219,758
Level 3	Significant Unobservable Inputs	—

$8,219,758

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $8,334,509)		$8,219,758
Cash		159,112
Interest receivable		94,802

Total assets		8,473,672
LIABILITIES:
Payable for:
Distributions to shareholders	29,434
Fund shares redeemed	2,236
Investment advisory fee	934
Transfer agent fee	2,695
Compliance fees	4,016
Printing expense	2,798
Audit fees	1,663
Professional fees	1,474
Custodian fee	810
Trustees fees	656
Accrued expenses	4,891

Total liabilities		51,607

NET ASSETS:
Paid-in capital		8,971,220
Total accumulated loss		(549,155)

Total Net Assets		$8,422,065

NET ASSET VALUE, offering price and redemption price per share (760,150 shares outstanding; unlimited number of shares authorized; no par value)		$11.08

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$272,998

Expenses:
Investment advisory fee	44,375
Transfer agent fee	13,312
Registration fees	10,008
Compliance fees	7,055
Custodian fee	6,265
Pricing fees	5,001
Professional fees	2,675
Trustees fees	1,300
Other expenses	3,590

Total expenses	93,581
Fees waived by Adviser (Note 2)	(31,513)
Custodian fee reduction (Note 7)	(17)

Net expenses	62,051

Net investment income	210,947

Realized and unrealized gain/(loss) on investments:
Net realized loss	(434,469)
Net change in unrealized appreciation/depreciation	232,834

Net realized and unrealized loss on investments	(201,635)

Net increase in net assets resulting from operations	$9,312

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and the year 2022

	2023	2022
Operations:
Net investment income	$210,947	$226,994
Net realized gain/(loss) on investments	(434,469)	1,817
Net change in unrealized appreciation/depreciation	232,834	(1,080,034)

Net increase/(decrease) in net assets resulting from operations	9,312	(851,223)
Total distributions (Note 6)	(212,273)	(247,437)
Net Fund share transactions (Note 4)	(1,404,653)	(283,311)

Total decrease	(1,607,614)	(1,381,971)
Net assets:
Beginning of year	10,029,679	11,411,650

End of year	$8,422,065	$10,029,679

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$11.22	$12.40	$12.37	$12.21	$11.92

Income from investment operations:
Net investment income	0.26	0.25	0.27	0.31	0.33
Net gains/(losses) on investments (c)	(0.14)	(1.16)	0.05	0.18	0.29

Total from investment operations	0.12	(0.91)	0.32	0.49	0.62
Less distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.27)	(0.31)	(0.33)
Distributions from capital gains	0.00 (b)	(0.02)	(0.02)	(0.02)	0.00 (b)

Total distributions	(0.26)	(0.27)	(0.29)	(0.33)	(0.33)

Net asset value, end of year	$11.08	$11.22	$12.40	$12.37	$12.21

Total return	1.16%	(7.46)%	2.68%	4.01%	5.29%
Net assets, end of year (in thousands)	$8,422	$10,030	$11,412	$11,111	$11,325
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.06%	0.96%	0.96%	0.99%	0.97%
Ratio of net investment income to average net assets	2.38%	2.06%	2.21%	2.51%	2.75%
Portfolio turnover	22.86%	9.15%	8.85%	10.26%	4.65%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.20% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$259,490
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	259,633
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	129,979
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	256,743
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	820,607
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,518,417
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,694,550
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	421,327
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	319,549
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	767,715
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,035,520
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	530,765
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	789,923
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	909,643
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	206,488
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	767,753
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	508,155
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	519,265
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	516,935
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	565,356
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	296,205
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	253,025
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	250,813
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	414,293
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	497,100
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	320,317
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,062,231
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	785,835
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,195,354
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	363,069
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	601,835
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	736,884
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	769,358
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,536,615
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	363,353

					24,244,100
PUBLIC FACILITIES REVENUE BONDS
16.40% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,029,740
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,063,390
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	509,765
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,012,080
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	204,734
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	639,953
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,024,320
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,068,945
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	261,358
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	522,715
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	1,065,000	909,883
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	631,208
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	506,170
Moore County NC	3.000	06/01/2039	Aa2	350,000	306,054
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	519,455
Orange County NC	4.000	10/01/2036	Aa1	375,000	386,070
Orange County NC	4.000	10/01/2037	Aa1	375,000	383,948
Orange County NC	4.000	10/01/2038	Aa1	275,000	280,016

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Orange County NC	4.000%	10/01/2038	Aa1	$765,000	$778,954
Orange County NC	4.000	10/01/2039	Aa1	200,000	202,532
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,456,180
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	256,108
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	672,915
Surry County NC Limited Obligation**	3.000	10/01/2038	Aa3	395,000	345,665
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	856,450
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	936,999
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	509,900
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	238,729
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	174,969

					19,689,205
MUNICIPAL UTILITY REVENUE BONDS
15.10% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	516,930
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,008,660
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	395,685
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	560,951
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	756,638
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	783,993
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,041,610
Durham NC Utility System Revenue	3.000	08/01/2042	Aa1	1,250,000	1,060,263
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,037,390
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	590,298
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	259,175
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	141,502
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	296,990
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	228,843
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	203,758
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,164,004
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	521,850
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	430,279
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	394,970
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	947,453
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	509,230
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,750,000	1,735,248
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,193,145
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	193,710
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,237,799
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	519,455
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	401,435

					18,131,264
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.72% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	515,735
Appalachian NC State University**	5.000	05/01/2036	A1	1,000,000	1,074,910
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,232
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,293
Scotland County NC	5.000	12/01/2033	A*	250,000	266,490
University of NC at Asheville	4.000	06/01/2036	A2	1,350,000	1,375,633
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	756,983
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	263,170
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	760,748
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	254,988
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	254,493
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	769,898
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	509,740
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	455,167

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Wilmington	4.000%	04/01/2037	Aa3	$385,000	$390,717
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	408,297
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,384,153
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	567,028
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	504,795
University of North Carolina	5.000	10/01/2033	A2	30,000	30,001
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,078,270
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,054,790
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	844,883

					14,071,414
PREREFUNDED BONDS
10.60% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	500,000	508,670
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	297,122
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	768,480
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,194,471
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,044,100
New Hanover County NC Hospital Revenue New Hanover Regional Medical**	5.000	10/01/2034	NR	1,500,000	1,635,150
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	502,220
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	603,318
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,013,980
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,601,135
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	911,169
University of NC Greensboro	5.000	04/01/2039	Aa3	2,120,000	2,146,309
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	506,420

					12,732,544
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.05% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	230,395
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	635,760
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	248,988
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,255
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	775,988
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	542,322
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,750,000	1,720,302
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,399,072
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	1,006,950
University of NC Chapel Hill Hospitals	4.000	02/01/2038	Aa3	400,000	400,188

					8,460,220
REFUNDING BONDS
6.38% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	214,125
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,038,150
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	841,050
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	779,610
Chatham County NC	5.000	11/01/2032	Aa2	825,000	865,351
Durham County NC	4.000	06/01/2036	Aaa	225,000	233,892
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	261,156
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,295,062
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	512,865
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	994,890
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	494,645
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	128,375

					7,659,171

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.08% of Net Assets
Buncombe County NC Limited Obligation	5.000%	06/01/2033	Aa1	$600,000	$623,118
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	380,315
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,248
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	504,955
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,560,270
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	316,502
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,177,349

					4,902,757
AIRPORT REVENUE BONDS
3.73% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,114,293
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	266,780
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	507,580
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	741,314
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,383,022
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	471,293

					4,484,282
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.37% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	206,028
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	533,890
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,544,203
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	256,740
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	505,755

					4,046,616
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.31% of Net Assets
NC State Housing Finance Authority	4.350	07/01/2043	Aa1	375,000	367,631

Total Investments 98.94% of Net Assets (cost $124,024,456) (See footnote 6 for further explanation)					$118,789,204

Other assets in excess of liabilities 1.06%					1,273,162

Net Assets 100%					$120,062,366

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	118,789,204
Level 3	Significant Unobservable Inputs	—

$118,789,204

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $124,024,456)		$118,789,204
Cash		485,001
Receivable for fund shares sold		35,133
Interest receivable		1,175,780

Total assets		120,485,118
LIABILITIES:
Payable for:
Distributions to shareholders	202,953
Fund shares redeemed	110,993
Investment advisory fee	43,764
Transfer agent fee	22,977
Audit fees	8,314
Trustees fees	6,333
Professional fees	4,581
Custodian fee	2,386
Accrued expenses	20,451

Total liabilities		422,752

NET ASSETS:
Paid-in capital		128,668,990
Total accumulated loss		(8,606,624)

Total Net Assets		$120,062,366

NET ASSET VALUE, offering price and redemption price per share (11,218,971 shares outstanding; unlimited number of shares authorized; no par value)		$10.70

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$3,823,672

Expenses:
Investment advisory fee	615,407
Transfer agent fee	156,775
Professional fees	43,250
Pricing fees	22,442
Custodian fee	21,307
Trustees fees	21,201
Registration fees	17,266
Compliance fees	7,201
Other expenses	32,139

Total expenses	936,988
Fees waived by Adviser (Note 2)	(56,316)
Custodian fee reduction (Note 7)	(57)

Net expenses	880,615

Net investment income	2,943,057

Realized and unrealized gain/(loss) on investments:
Net realized loss	(1,640,682)
Net change in unrealized appreciation/depreciation	891,266

Net realized and unrealized loss on investments	(749,416)

Net increase in net assets resulting from operations	$2,193,641

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$2,943,057	$3,205,533
Net realized loss on investments	(1,640,682)	(281,248)
Net change in unrealized appreciation/depreciation	891,266	(17,186,653)

Net increase/(decrease) in net assets resulting from operations	2,193,641	(14,262,368)
Total distributions (Note 6)	(2,943,057)	(3,205,533)
Net Fund share transactions (Note 4)	(13,617,496)	(11,171,671)

Total decrease	(14,366,912)	(28,639,572)
Net assets:
Beginning of year	134,429,278	163,068,850

End of year	$120,062,366	$134,429,278

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.74	$12.05	$11.93	$11.68	$11.34

Income from investment operations:
Net investment income	0.25	0.24	0.25	0.27	0.29
Net gains/(losses) on investments (b)	(0.04)	(1.31)	0.12	0.25	0.34

Total from investment operations	0.21	(1.07)	0.37	0.52	0.63
Less distributions:
Distributions from net investment income	(0.25)	(0.24)	(0.25)	(0.27)	(0.29)

Net asset value, end of year	$10.70	$10.74	$12.05	$11.93	$11.68

Total return	2.00%	(9.01)%	3.12%	4.48%	5.69%
Net assets, end of year (in thousands)	$120,062	$134,429	$163,069	$161,366	$146,078
Ratio of net expenses to average net assets (a)	0.70%	0.68%	0.68%	0.69%	0.70%
Ratio of gross expenses to average net assets	0.75%	0.68%	0.68%	0.69%	0.71%
Ratio of net investment income to average net assets	2.34%	2.05%	2.07%	2.27%	2.58%
Portfolio turnover	3.74%	6.57%	7.79%	9.88%	13.02%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
29.57% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$206,628
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	527,180
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	114,509
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	258,420
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	420,104
University of NC Wilmington	4.000	06/01/2029	A1	750,000	766,792
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	204,030
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	318,258
Western Carolina University	5.000	10/01/2025	Aa3	225,000	234,423
Western Carolina University	5.000	06/01/2027	AA*	250,000	261,873

					3,312,217
SCHOOL IMPROVEMENT BONDS
13.48% of Net Assets
Brunswick County NC	5.000	08/01/2028	Aaa	250,000	278,155
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	260,690
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	81,898
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	193,790
Scotland County NC	5.000	12/01/2025	A*	270,000	280,136
Scotland County NC	5.000	12/01/2026	A*	250,000	264,377
Scotland County NC	5.000	12/01/2027	A*	140,000	150,724

					1,509,770
MUNICIPAL UTILITY REVENUE BONDS
12.17% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa2	250,000	258,595
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	257,320
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	99,935
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	204,875
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	102,709
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	143,545
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	130,248
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	165,678

					1,362,905
REFUNDING BONDS
8.60% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	100,011
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	104,751
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	134,979
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	105,663
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	166,130
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	129,409
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	221,558

					962,501
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.26% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	223,022
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	123,499
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	20,000	22,302
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	253,150
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	303,428

					925,401
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.59% of Net Assets
Davidson County NC Limited Obligation	5.000	06/01/2028	Aa2	315,000	333,745
Fuquay-Varina NC	5.000	08/01/2024	Aa1	250,000	255,243

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fuquay-Varina NC	5.000%	08/01/2025	Aa1	$250,000	$260,548

					849,536
PUBLIC FACILITIES REVENUE BONDS
7.13% of Net Assets
Buncombe County NC Limited Obligation**	5.000	06/01/2028	Aa1	500,000	519,170
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	279,681

					798,851
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.73% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	236,156
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	181,160

					417,316
PREREFUNDED BONDS
3.13% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028		150,000	163,515
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	186,628

					350,143
AD VALOREM PROPERTY BONDS
1.18% of Net Assets
Smithville Township NC**	5.000	06/01/2024	Aa2	130,000	132,112

LEASE REVENUE BONDS
1.00% of Net Assets
New Hanover County NC Limited Obligation	5.000	06/01/2029	Aa1	100,000	112,386

AIRPORT REVENUE BONDS
0.77% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	85,682

Total Investments 96.61% of Net Assets (cost $10,941,775 (See footnote 6 for further explanation)					$10,818,820

Other assets in excess of liabilities 3.39%					379,489

Net Assets 100%					$11,198,309

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,818,820
Level 3	Significant Unobservable Inputs	—

$10,818,820

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $10,941,775)		$10,818,820
Cash		297,353
Interest receivable		105,457

Total assets		11,221,630
LIABILITIES:
Payable for:
Distributions to shareholders	4,392
Fund shares redeemed	1,151
Investment advisory fee	1,842
Transfer agent fee	1,350
Professional fees	5,262
Audit fees	2,164
Trustees fees	1,077
Custodian fee	907
Accrued expenses	5,176

Total liabilities		23,321

NET ASSETS:
Paid-in capital		11,485,463
Total accumulated loss		(287,154)

Total Net Assets		$11,198,309

NET ASSET VALUE, offering price and redemption price per share (1,081,586 shares outstanding; unlimited number of shares authorized; no par value)		$10.35

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$297,816

Expenses:
Investment advisory fee	61,555
Transfer agent fee	18,467
Registration fees	9,711
Compliance fees	6,953
Custodian fee	6,912
Pricing fees	5,347
Professional fees	3,696
Trustees fees	1,786
Other expenses	4,272

Total expenses	118,699
Fees waived by Adviser (Note 2)	(32,494)
Custodian fee reduction (Note 7)	(18)

Net expenses	86,187

Net investment income	211,629
Realized and unrealized gain/(loss) on investments:
Net realized loss	(156,205)
Net change in unrealized appreciation/depreciation	5,844

Net realized and unrealized loss on investments	(150,361)

Net increase in net assets resulting from operations	$61,268

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$211,629	$203,455
Net realized loss on investments	(156,205)	(7,994)
Net change in unrealized appreciation/depreciation	5,844	(832,809)

Net increase/(decrease) in net assets resulting from operations	61,268	(637,348)
Total distributions (Note 6)	(211,629)	(203,503)
Net Fund share transactions (Note 4)	(2,160,490)	1,110,314

Total increase/(decrease)	(2,310,851)	269,463
Net assets:
Beginning of year	13,509,160	13,239,697

End of year	$11,198,309	$13,509,160

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.48	$11.17	$11.20	$11.02	$10.64

Income from investment operations:
Net investment income	0.18	0.17	0.18	0.17	0.17
Net gains/(losses) on investments (c)	(0.13)	(0.69)	(0.03)	0.18	0.38

Total from investment operations	0.05	(0.52)	0.15	0.35	0.55
Less distributions:
Distributions from net investment income	(0.18)	(0.17)	(0.18)	(0.17)	(0.17)
Distributions from capital gains	0.00	0.00 (b)	0.00 (b)	0.00	0.00

Net asset value, end of year	$10.35	$10.48	$11.17	$11.20	$11.02

Total return	0.48%	(4.72)%	1.32%	3.24%	5.19%
Net assets, end of year (in thousands)	$11,198	$13,509	$13,240	$12,977	$19,504
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.97%	0.92%	0.95%	0.91%	0.88%
Ratio of net investment income to average net assets	1.72%	1.54%	1.56%	1.56%	1.55%
Portfolio turnover	17.46%	13.13%	1.94%	9.59%	13.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
30.72% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$260,738
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,395,169
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	515,480
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,509,102
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	830,963
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	760,433
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	254,848
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	703,899
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	663,424
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	319,498
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,003,060
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	511,560
Harpeth Valley TN Utilities District	4.000	09/01/2045	AA+*	150,000	148,254
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	510,380
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	257,330
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	257,293
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	751,125
Knoxville TN Electric Revenue	4.000	07/01/2044	Aa2	670,000	663,421
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	795,421
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	816,560
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,329,595
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	508,990
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	507,470
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2037	Aa2	250,000	266,780
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	896,184
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	742,733
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	270,891
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	553,790
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	501,605

					19,505,996
PREREFUNDED BONDS
16.34% of Net Assets
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,529,483
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	241,752
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	230,886
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,282,000
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	506,540
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	253,270
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	810,464
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,502,145
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	756,080
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	500,000	500,025
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	664,826
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,091,820

					10,369,291
SCHOOL IMPROVEMENT BONDS
12.75% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	509,765
Coffee County TN	4.000	06/01/2041	AA-*	620,000	619,981
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	272,115
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,183,580
Montgomery County TN	4.000	04/01/2036	AA*	260,000	265,626
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,949,357

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Montgomery County TN	4.000%	06/01/2040	Aa2	$500,000	$503,295
Shelby County TN	5.000	04/01/2037	Aa1	500,000	530,110
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,504,224
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	203,594
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	553,630

					8,095,277
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.25% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital	4.000	11/15/2048	A*	900,000	819,594
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	2,500,000	2,590,850
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	971,765
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,603,998
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	524,850

					6,511,057
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.86% of Net Assets
Germantown TN	3.000	12/01/2050	Aaa	415,000	325,775
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,120,582
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,518,319
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	513,025
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	511,380
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,635,000

					5,624,081
PUBLIC FACILITIES REVENUE BONDS
5.07% of Net Assets
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,265,750
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,325,488
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	630,233

					3,221,471
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.43% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	928,814
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,032,966
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	853,790

					2,815,570
REFUNDING BONDS
3.89% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,045,220
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	413,124
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	253,345
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	253,345
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	506,915

					2,471,949
AIRPORT REVENUE BONDS
3.59% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	830,240
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	259,698
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,189,302

					2,279,240
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
2.50% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,500,000	1,486,320

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TN Housing Development Agency Residential Finance Program^	4.150%	07/01/2038	Aa1	$100,000	$99,668

					1,585,988
Total Investments 98.40% of Net Assets (cost $63,892,675) (See footnote 6 for further explanation)					$62,479,920

Other assets in excess of liabilities 1.60%					1,016,995

Net Assets 100%					$63,496,915

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
^	When-issued security or extended settlement — see footnote 1(D)
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	62,479,920
Level 3	Significant Unobservable Inputs	—

$62,479,920

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $63,892,675)		$62,479,920
Cash		524,661
Interest receivable		802,816

Total assets		63,807,397
LIABILITIES:
Payable for:
Investments purchased	100,000
Distributions to shareholders	142,103
Fund shares redeemed	11,578
Investment advisory fee	22,243
Transfer agent fee	6,948
Professional fees	6,593
Audit fees	4,747
Trustees fees	2,730
Custodian fee	815
Accrued expenses	12,725

Total liabilities		310,482

NET ASSETS:
Paid-in capital		65,849,135
Total accumulated loss		(2,352,220)

Total Net Assets		$63,496,915

NET ASSET VALUE, offering price and redemption price per share (6,007,445 shares outstanding; unlimited number of shares authorized; no par value)		$10.57

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$2,122,605

Expenses:
Investment advisory fee	330,682
Transfer agent fee	85,364
Professional fees	29,475
Custodian fee	13,835
Registration fees	13,489
Pricing fees	10,001
Trustees fees	9,633
Compliance fees	6,501
Other expenses	15,250

Total expenses	514,230
Fees waived by Adviser (Note 2)	(51,495)
Custodian fee reduction (Note 7)	(37)

Net expenses	462,698

Net investment income	1,659,907

Realized and unrealized gain/(loss) on investments:
Net realized loss	(742,186)
Net change in unrealized appreciation/depreciation	93,095

Net realized and unrealized loss on investments	(649,091)

Net increase in net assets resulting from operations	$1,010,816

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$1,659,907	$1,890,340
Net realized loss on investments	(742,186)	(24,886)
Net change in unrealized appreciation/depreciation	93,095	(7,560,469)

Net increase/(decrease) in net assets resulting from operations	1,010,816	(5,695,015)
Total distributions (Note 6)	(1,659,907)	(1,890,340)
Net Fund share transactions (Note 4)	(9,462,519)	(4,952,902)

Total decrease	(10,111,610)	(12,538,257)
Net assets:
Beginning of year	73,608,525	86,146,782

End of year	$63,496,915	$73,608,525

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.65	$11.71	$11.66	$11.51	$11.24

Income from investment operations:
Net investment income	0.27	0.26	0.27	0.28	0.30
Net gains/(losses) on investments (b)	(0.08)	(1.06)	0.05	0.15	0.27

Total from investment operations	0.19	(0.80)	0.32	0.43	0.57
Less distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.27)	(0.28)	(0.30)

Net asset value, end of year	$10.57	$10.65	$11.71	$11.66	$11.51

Total return	1.78%	(6.92)%	2.84%	3.77%	5.12%
Net assets, end of year (in thousands)	$63,497	$73,609	$86,147	$95,680	$104,207
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.78%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.51%	2.31%	2.35%	2.42%	2.63%
Portfolio turnover	9.10%	11.61%	2.75%	3.46%	6.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
REFUNDING BONDS
36.17% of Net Assets
Loudon County TN	5.000%	06/01/2025	Aa2	$150,000	$155,466
Maryville TN	5.000	06/01/2026	Aa2	350,000	370,524
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	352,135
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	212,470
Putnam County TN	4.000	04/01/2025	Aa2	100,000	101,349
Sevierville TN	5.000	05/01/2028	Aa3	125,000	137,471

					1,329,415
MUNICIPAL UTILITY REVENUE BONDS
21.32% of Net Assets
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	261,408
Maryville TN	4.000	06/01/2029	Aa2	250,000	258,065
Springfield TN	5.000	06/01/2027	Aa3	245,000	264,492

					783,965
SCHOOL IMPROVEMENT BONDS
14.19% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	257,283
White County TN	4.000	06/01/2027	AA-*	260,000	264,420

					521,703
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.98% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	101,661
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	228,600

					330,261
PREREFUNDED BONDS
7.90% of Net Assets
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	190,323
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	100,164

					290,487
PUBLIC FACILITIES REVENUE BONDS
6.97% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	256,160

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
0.96% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	35,445

Total Investments 96.49% of Net Assets (cost $3,584,107) (See footnote 6 for further explanation)					$3,547,436

Other assets in excess of liabilities 3.51%					129,209

Net Assets 100%					$3,676,645

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,547,436
Level 3	Significant Unobservable Inputs	—

$3,547,436

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $3,584,107)		$3,547,436
Cash		112,284
Receivable from Adviser		44
Interest receivable		30,219

Total assets		3,689,983
LIABILITIES:
Payable for:
Distributions to shareholders	856
Fund shares redeemed	37
Transfer agent fee	125
Professional fees	4,391
Pricing fees	2,123
Audit fees	1,477
Printing expense	895
Trustees fees	721
Custodian fee	383
Accrued expenses	2,330

Total liabilities		13,338

NET ASSETS:
Paid-in capital		3,984,874
Total accumulated loss		(308,229)

Total Net Assets		$3,676,645

NET ASSET VALUE, offering price and redemption price per share (359,677 shares outstanding; unlimited number of shares authorized; no par value)		$10.22

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$95,933

Expenses:
Investment advisory fee	20,848
Transfer agent fee	6,254
Registration expense	9,547
Custodian fee	6,105
Compliance fees	7,117
Pricing fees	3,752
Professional fees	1,269
Trustees fees	613
Other expenses	3,102

Total expenses	58,607
Fees waived by Adviser (Note 2)	(23,537)
Fees waived by Transfer Agent (Note 2)	(5,809)
Custodian fee reduction (Note 7)	(16)

Net expenses	29,245

Net investment income	66,688

Realized and unrealized loss on investments:
Net realized loss	(23,980)
Net change in unrealized appreciation/depreciation	(33,777)

Net realized and unrealized loss on investments	(57,757)

Net increase in net assets resulting from operations	$8,931

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$66,688	$83,245
Net realized gain/(loss) on investments	(23,980)	3,481
Net change in unrealized appreciation/depreciation	(33,777)	(298,681)

Net increase/(decrease) in net assets resulting from operations	8,931	(211,955)
Total distributions (Note 6)	(66,688)	(83,245)
Net Fund share transactions (Note 4)	(758,531)	(1,133,970)

Total decrease	(816,288)	(1,429,170)
Net assets:
Beginning of year	4,492,933	5,922,103

End of year	$3,676,645	$4,492,933

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$10.35	$10.94	$11.02	$10.82	$10.52

Income from investment operations:
Net investment income	0.16	0.17	0.17	0.17	0.17
Net gains/(losses) on investments (b)	(0.13)	(0.59)	(0.08)	0.20	0.30

Total from investment operations	0.03	(0.42)	0.09	0.37	0.47
Less distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.17)	(0.17)	(0.17)

Net asset value, end of year	$10.22	$10.35	$10.94	$11.02	$10.82

Total return	0.34%	(3.89)%	0.81%	3.49%	4.48%
Net assets, end of year (in thousands)	$3,677	$4,493	$5,922	$6,600	$7,239
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.71%
Ratio of gross expenses to average net assets	1.41%	1.19%	1.12%	1.14%	1.08%
Ratio of net investment income to average net assets	1.60%	1.57%	1.54%	1.60%	1.57%
Portfolio turnover	7.43%	0.00%	5.75%	4.55%	10.64%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
66.47% of Net Assets
Federal Home Loan Bank	4.900%	11/28/2023	Aaa	$500,000	$498,881
Federal Home Loan Bank	3.400	07/19/2024	Aaa	900,000	880,434
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,749,315
Federal Home Loan Bank	5.250	10/28/2024	Aaa	350,000	347,406
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	880,690
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	482,948
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	875,586
Federal Home Loan Bank	5.000	07/28/2025	Aaa	250,000	248,386
Federal Home Loan Bank	5.000	04/24/2026	Aaa	300,000	296,804
Federal Home Loan Bank **	3.200	06/10/2027	Aaa	250,000	238,072

					6,498,522
FEDERAL HOME LOAN MORTAGE CORPORATION
24.17% of Net Assets
Federal Home Loan Mortgage Corporation	3.000	06/13/2024	Aaa	250,000	243,460
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	495,460
Federal Home Loan Mortgage Corporation	5.020	01/27/2025	Aaa	250,000	247,509
Federal Home Loan Mortgage Corporation	4.950	11/28/2025	Aaa	1,000,000	992,802
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	500,000	383,341

					2,362,572
FEDERAL FARM CREDIT
6.89% of Net Assets
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	750,000	673,121

Total Investments 97.53% of Net Assets (cost $9,906,191) (See footnote 6 for further explanation)					$9,534,215

Other assets in excess of liabilities 2.47%					241,803

Net Assets 100%					$9,776,018

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
**	Security is segregated against line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$9,534,215
Level 3	Significant Unobservable Inputs	—

$9,534,215

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $9,906,191)		$9,534,215
Cash		149,662
Interest receivable		111,657

Total assets		9,795,534
LIABILITIES:
Payable for:
Distributions to shareholders	4,826
Fund shares redeemed	248
Transfer agent fee	625
Compliance fees	3,591
Professional fees	2,338
Custodian fee	1,839
Printing expense	1,447
Trustees fees	604
Accrued expenses	3,998

Total liabilities		19,516

NET ASSETS:
Paid-in capital		10,233,618
Total accumulated loss		(457,600)

Total Net Assets		$9,776,018

NET ASSET VALUE, offering price and redemption price per share (1,050,361 shares outstanding; unlimited number of shares authorized; no par value)		$9.31

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$361,156

Expenses:
Investment advisory fee	20,471
Transfer agent fee	15,353
Custodian fee	16,271
Registration fees	11,218
Compliance fees	7,130
Pricing fees	7,037
Printing expense	5,475
Professional fees	3,060
Trustees fees	1,474
Other expenses	4,331

Total expenses	91,820
Fees waived by Adviser (Note 2)	(16,202)
Fees waived by Transfer Agent (Note 2)	(3,848)
Custodian fee reduction (Note 7)	(25)

Net expenses	71,745

Net investment income	289,411

Realized and unrealized loss on investments:
Net realized loss	(40,521)
Net change in unrealized appreciation/depreciation	(218,529)

Net realized and unrealized loss on investments	(259,050)

Net increase in net assets resulting from operations	$30,361

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$289,411	$262,283
Net realized gain/(loss) on investments	(40,521)	6,835
Net change in unrealized appreciation/depreciation	(218,529)	(643,365)

Net increase/(decrease) in net assets resulting from operations	30,361	(374,247)
Total distributions (Note 6)	(289,411)	(262,283)
Net Fund share transactions (Note 4)	(697,211)	(675,223)

Total decrease	(956,261)	(1,311,753)
Net assets:
Beginning of year	10,732,279	12,044,032

End of year	$9,776,018	$10,732,279

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.54	$10.09	$10.37	$10.12	$9.87

Income from investment operations:
Net investment income	0.27	0.23	0.23	0.24	0.25
Net gains/(losses) on investments (b)	(0.23)	(0.55)	(0.28)	0.25	0.25

Total from investment operations	0.04	(0.32)	(0.05)	0.49	0.50
Less distributions:
Distributions from net investment income	(0.27)	(0.23)	(0.23)	(0.24)	(0.25)

Net asset value, end of year	$9.31	$9.54	$10.09	$10.37	$10.12

Total return	0.39%	(3.25)%	(0.49)%	4.88%	5.12%
Net assets, end of year (in thousands)	$9,776	$10,732	$12,044	$15,677	$15,128
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.66%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.90%	0.75%	0.67%	0.68%	0.69%
Ratio of net investment income to average net assets	2.83%	2.30%	2.25%	2.33%	2.50%
Portfolio turnover	39.69%	17.50%	3.35%	5.07%	0.00%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2023

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS 22.18% of Net Assets
Grant County WA Public Utility District	3.336%	1/1/2041	Aa3	$125,000	$100,548
KY State Rural Water Finance Corporation	3.000	8/1/2050	AA-*	250,000	169,450
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	7/1/2041	Aa2	200,000	234,892
OK State Municipal Power Authority	6.310	1/1/2040	A2	95,000	105,690
Pigeon Forge TN Build America Recovery Zone	7.125	6/1/2040	AA*	300,000	313,020

					923,600
PUBLIC FACILITIES REVENUE BONDS
16.24% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/1/2038	Aa2	75,000	66,698
Franklin County OH Convention Facilities Build America	6.540	12/1/2036	Aa2	155,000	173,918
Metropolitan Government Nashville & Davidson County TN	7.431	7/1/2043	A1	190,000	228,184
Montgomery AL Community Cooperative District	2.815	11/1/2049	Aa1	200,000	131,994
Rhode Island Convention Center	6.060	5/15/2035	A1	70,000	75,408

					676,202
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.11% of Net Assets
Mesa CO State College Auxiliary	5.800	5/15/2040	Aa2	170,000	176,499
Mesa State College CO Auxiliary Facilities Build America	6.746	5/15/2042	Aa2	100,000	113,366
Michigan State University Revenues**	4.496	8/15/2048	Aa2	375,000	339,161

					629,026
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.39% of Net Assets
Washoe County NV Highway Revenue	7.969	2/1/2040	Aa3	280,000	349,292

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.94% of Net Assets
Uptown Development Authority Texas	3.464	9/1/2040	A1	200,000	155,306
VA State Housing Development Authority	3.230	11/1/2050	Aa1	250,000	175,155

					330,461
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.16% of Net Assets
KY State Property & Buildings Build America**	5.921	11/1/2030	A1	250,000	256,413

SCHOOL IMPROVEMENT BONDS
6.00% of Net Assets
Jefferson County TN Build America Bonds	6.625	6/1/2040	Aa2	250,000	250,025

MARINA/PORT AUTHORITY REVENUE BONDS
5.83% of Net Assets
Miami Dade County FL Special Obligation	7.500	4/1/2040	Aa2	200,000	242,654

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.08% of Net Assets
Midland County TX Hospital District	6.440	5/15/2039	Aa3	185,000	211,523

AIRPORT REVENUE BONDS
2.06% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	5/1/2038	Aa2	100,000	85,712

PREREFUNDED BONDS
0.58% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	5/1/2038	NR	25,000	24,148

Total Investments 95.57% of Net Assets (cost $4,366,243) (See footnote 6 for further explanation)					$3,979,056

Other assets in excess of liabilities 4.43%					202,775

Net Assets 100%					$4,181,831

#	Ratings by Moody’s Investors Service unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
NR	Not Rated
**	Security is segregated against line of credit — see footnote 7

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2023

Other Information

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,979,056
Level 3	Significant Unobservable Inputs	—

$3,979,056

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023

ASSETS:
Investments in securities, at fair value (Cost: $4,366,243)		$3,979,056
Cash		157,383
Receivable from Adviser		18,122
Interest receivable		57,411

Total assets		4,211,972
LIABILITIES:
Payable for:
Distributions to shareholders	4,518
Transfer agent fee	125
Professional fees	7,531
Trustees fees	5,934
Registration fee	3,619
Pricing fees	3,051
Custodian fee	2,379
Accrued expenses	2,984

Total liabilities		30,141

NET ASSETS:
Paid-in capital		6,262,075
Total accumulated loss		(2,080,244)

Total Net Assets		$4,181,831

NET ASSET VALUE, offering price and redemption price per share (552,836 shares outstanding; unlimited number of shares authorized; no par value)		$7.56

STATEMENT OF OPERATIONS

For the year ended June 30, 2023

Net investment income:
Interest income	$221,811

Expenses:
Investment advisory fee	22,179
Transfer agent fee	6,654
Custodian fee	7,481
Compliance fees	7,202
Registration fees	7,012
Pricing fees	5,103
Professional fees	1,399
Trustees fees	684
Other expenses	2,875

Total expenses	60,589
Fees waived by Adviser (Note 2)	(23,691)
Fees waived by Transfer Agent (Note 2)	(5,874)
Custodian fee reduction (Note 7)	(15)

Net expenses	31,009

Net investment income	190,802

Realized and unrealized loss on investments:
Net realized loss	(175,419)
Net change in unrealized appreciation/depreciation	(153,179)

Net realized and unrealized loss on investments	(328,598)

Net decrease in net assets resulting from operations	$(137,796)

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2023 and 2022

	2023	2022
Operations:
Net investment income	$190,802	$358,393
Net realized loss on investments	(175,419)	(1,476,608)
Net change in unrealized appreciation/depreciation	(153,179)	(1,143,150)

Net decrease in net assets resulting from operations	(137,796)	(2,261,365)
Total distributions (Note 6)	(192,498)	(362,905)
Net Fund share transactions (Note 4)	(644,348)	(6,815,481)

Total decrease	(974,642)	(9,439,751)
Net assets:
Beginning of year	5,156,473	14,596,224

End of year	$4,181,831	$5,156,473

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.09	$10.28	$10.40	$10.39	$10.24

Income from investment operations:
Net investment income	0.33	0.29	0.34	0.52	0.51
Net gains/(losses) on investments (b)	(0.53)	(2.19)	(0.06)	0.01	0.15

Total from investment operations	(0.20)	(1.90)	0.28	0.53	0.66
Less distributions:
Distributions from net investment income	(0.33)	(0.29)	(0.34)	(0.52)	(0.51)
Distributions from capital gains	0.00	0.00	(0.06)	0.00	0.00

Total distributions	(0.33)	(0.29)	(0.40)	(0.52)	(0.51)

Net asset value, end of year	$7.56	$8.09	$10.28	$10.40	$10.39

Total return	(2.38)%	(18.86)%	2.72%	5.20%	6.64%
Net assets, end of year (in thousands)	$4,182	$5,156	$14,596	$13,722	$12,239
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.37%	1.00%	0.96%	1.02%	1.00%
Ratio of net investment income to average net assets	4.31%	2.89%	3.30%	4.62%	4.99%
Portfolio turnover	0.00%	8.39%	33.27%	16.28%	3.58%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the eight state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

1.	Organization and Significant Accounting Policies, continued

Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2023, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Funds until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2023. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2023, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2023 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the year ended June 30, 2023, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$52,673	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	37,083	-0-
Mississippi Tax-Free Income Series	31,513	-0-
North Carolina Tax-Free Income Series	56,316	-0-
North Carolina Tax-Free Short-to-Medium Series	32,494	-0-
Tennessee Tax-Free Income Series	51,495	-0-
Tennessee Tax-Free Short-to-Medium Series	23,537	5,809
Intermediate Government Bond Series	16,202	3,848
Taxable Municipal Bond Series	23,691	5,874

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the year ended June 30, 2023, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $40,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2023, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/ Maturities
Alabama Tax-Free Income Series	$1,021,566	$4,861,522
Kentucky Tax-Free Income Series	85,608,292	132,882,301
Kentucky Tax-Free Short-to-Medium Series	6,727,805	11,507,115
Mississippi Tax-Free Income Series	1,971,329	3,378,865
North Carolina Tax-Free Income Series	4,630,929	16,772,854
North Carolina Tax-Free Short-to-Medium Series	2,099,441	3,321,479
Tennessee Tax-Free Income Series	5,899,365	14,364,036
Tennessee Tax-Free Short-to-Medium Series	297,377	1,016,613
Intermediate Government Bond Series	4,050,000	7,166,113
Taxable Municipal Bond Series	-0-	553,320

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

4.	Capital Shares

As of June 30, 2023 and June 30, 2022, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	106,654	$1,225,096	196,960	$2,464,942
Shares reinvested	22,847	258,934	21,203	259,715
Shares redeemed	(445,957)	(5,076,770)	(186,054)	(2,301,180)
Net increase/(decrease)	(316,456)	$(3,592,740)	32,109	$423,477

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	18,007,811	$129,297,152	14,222,679	$110,952,605
Shares reinvested	1,617,641	11,505,083	1,593,379	12,192,407
Shares redeemed	(27,747,572)	(199,804,968)	(22,091,850)	(167,150,966)
Net decrease	(8,122,120)	$(59,002,733)	(6,275,792)	$(44,005,954)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	817,153	$4,183,398	1,771,390	$9,291,397
Shares reinvested	71,661	365,372	69,899	369,565
Shares redeemed	(1,988,780)	(10,130,471)	(1,787,360)	(9,379,789)
Net increase/(decrease)	(1,099,966)	$(5,581,701)	53,929	$281,173

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	136,276	$1,530,717	93,511	$1,129,927
Shares reinvested	7,925	87,317	7,991	94,928
Shares redeemed	(278,020)	(3,022,687)	(127,853)	(1,508,166)
Net decrease	(133,819)	$(1,404,653)	(26,351)	$(283,311)

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,835,705	$19,595,273	2,775,766	$31,815,282
Shares reinvested	194,022	2,052,709	185,936	2,127,491
Shares redeemed	(3,325,750)	(35,265,478)	(3,977,163)	(45,114,444)
Net decrease	(1,296,023)	$(13,617,496)	(1,015,461)	$(11,171,671)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	111,610	$1,147,583	211,127	$2,249,766
Shares reinvested	14,912	154,847	13,766	149,521
Shares redeemed	(334,342)	(3,462,920)	(120,761)	(1,288,973)
Net increase/(decrease)	(207,820)	$(2,160,490)	104,132	$1,110,314

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	348,732	$3,678,503	375,074	$4,292,365
Shares reinvested	99,631	1,045,157	100,146	1,122,805
Shares redeemed	(1,355,694)	(14,186,179)	(916,682)	(10,368,072)
Net decrease	(907,331)	$(9,462,519)	(441,462)	$(4,952,902)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	37,305	$383,476	13,467	$142,595
Shares reinvested	5,342	54,798	6,388	68,137
Shares redeemed	(116,967)	(1,196,805)	(127,241)	(1,344,702)
Net decrease	(74,320)	$(758,531)	(107,386)	$(1,133,970)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	83,360	$777,071	53,838	$531,475
Shares reinvested	24,945	233,525	21,665	213,220
Shares redeemed	(182,638)	(1,707,807)	(144,096)	(1,419,918)
Net decrease	(74,333)	$(697,211)	(68,593)	$(675,223)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2023		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,302	$32,671	190,676	$1,881,495
Shares reinvested	17,813	134,751	27,855	271,383
Shares redeemed	(106,694)	(811,770)	(1,000,416)	(8,968,359)
Net decrease	(84,579)	$(644,348)	(781,885)	$(6,815,481)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

5.	Principal Risks, continued

Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (“NAV”) of the Funds’ shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed settlement, where payment and delivery take place at a future date. Since the market price of a when-issued or delayed settlement security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

Health Crises, such as the coronavirus (“COVID 19”) pandemic, can significantly stress the financial resources of municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

5.	Principal Risks, continued

closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

6.	Federal Income Taxes

At June 30, 2023, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$22,374,738	$56,449	$(1,007,137)	$(950,688)
Kentucky Tax-Free Income Series	818,773,142	3,372,622	(30,525,824)	(27,153,202)
Kentucky Tax-Free Short-to-Medium Series	36,763,668	36,272	(664,646)	(628,374)
Mississippi Tax-Free Income Series	8,334,509	26,703	(141,454)	(114,751)
North Carolina Tax-Free Income Series	124,024,456	193,496	(5,428,748)	(5,235,252)
North Carolina Tax-Free Short-to-Medium Series	10,941,775	9,074	(132,029)	(122,955)
Tennessee Tax-Free Income Series	63,892,675	60,369	(1,473,124)	(1,412,755)
Tennessee Tax-Free Short-to-Medium Series	3,584,107	-0-	(36,671)	(36,671)
Intermediate Government Bond Series	9,906,191	-0-	(371,976)	(371,976)
Taxable Municipal Bond Series	4,375,707	54,860	(451,511)	(396,651)

At June 30, 2023, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$308,355	$308,355
Kentucky Tax-Free Income Series	1,395,027	8,276,664	9,671,691
Kentucky Tax-Free Short-to-Medium Series	84,910	131,616	216,526
Mississippi Tax-Free Income Series	123,423	311,047	434,470
North Carolina Tax-Free Income Series	1,277,364	2,094,008	3,371,372
North Carolina Tax-Free Short-to-Medium Series	54,833	109.366	164,199
Tennessee Tax-Free Income Series	174,082	742,186	916,268
Tennessee Tax-Free Short-to-Medium Series	2,170	269,388	271,558
Intermediate Government Bond Series	51,791	33,833	85,624
Taxable Municipal Bond Series	174,265	1,509,330	1,683,595

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2023, the Funds did not have any reclassification of net assets.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

6.	Federal Income Taxes, continued

The tax character of distributions paid for the year ended June 30, 2023 and 2022 were as follows:

	2023			2022
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$581,380	$—	$13,595	$606,402	$—	$1,658
Kentucky Tax-Free Income Series	21,219,726	—	—	22,611,319	3,399	51,268
Kentucky Tax-Free Short-to-Medium Series	715,912	—	—	703,577	—	—
Mississippi Tax-Free Income Series	210,947	—	1,326	226,994	—	20,443
North Carolina Tax-Free Income Series	2,943,057	—	—	3,205,533	—	—
North Carolina Tax-Free Short-to-Medium Series	211,629	—	—	203,455		48
Tennessee Tax-Free Income Series	1,659,907	—	—	1,890,340		—
Tennessee Tax-Free Short-to-Medium Series	66,688	—	—	83,245		—
Intermediate Government Bond Series	—	289,411	—	—	262,283	—
Taxable Municipal Bond Series	—	192,498	—	—	362,905	—

At June 30, 2023, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	77,328	$—	$(950,688)
Kentucky Tax-Free Income	—	2,414,558	—	(27,153,202)
Kentucky Tax-Free Short-to-Medium	—	24,566	—	(628,374)
Mississippi Tax-Free Income	—	29,498	—	(114,751)
North Carolina Tax-Free Income	—	202,953	—	(5,235,252)
North Carolina Tax-Free Short-to-Medium	—	4,392	—	(122,955)
Tennessee Tax-Free Income	—	118,906	—	(1,412,755)
Tennessee Tax-Free Short-to-Medium	—	856	—	(36,671)
Intermediate Government Bond	4,826	—	—	(371,976)
Taxable Municipal Bond Series	4,518	—	—	(396,651)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(308,355)	$(77,328)	$(1,259,043)
Kentucky Tax-Free Income	(9,671,691)	(2,414,558)	(36,824,893)
Kentucky Tax-Free Short-to-Medium	(216,526)	(24,566)	(844,900)
Mississippi Tax-Free Income	(434,470)	(29,432)	(549,155)
North Carolina Tax-Free Income	(3,371,372)	(202,953)	(8,606,624)
North Carolina Tax-Free Short-to-Medium	(164,199)	(4,392)	(287,154)
Tennessee Tax-Free Income	(916,268)	(142,103)	(2,352,220)
Tennessee Tax-Free Short-to-Medium	(271,558)	(856)	(308,229)
Intermediate Government Bond	(85,624)	(4,826)	(457,600)
Taxable Municipal Bond Series	(1,683,593)	(4,518)	(2,080,244)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 20, 2023. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At June 30, 2023, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2023, the average interest rate on borrowings was 7.10% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$468,000	04/04/2023	$4,658
Kentucky Tax Free Income Series	62,000	03/06/2023	170
Kentucky Tax-Free Short-to-Medium Series	957,000	06/09/2023	8,879
Mississippi Tax-Free Income Series	140,000	11/07/2022	688
North Carolina Tax-Free Income Series	1,366,000	12/29/2022	27,148
North Carolina Tax-Free Short-to-Medium Series	312,000	11/03/2022	1,323
Tennessee Tax-Free Income Series	762,000	09/14/2022	6,866
Tennessee Short-to-Medium Tax-Free Series	99,000	02/06/2023	822
Intermediate Government Bond Series	71,000	06/29/2023	466
Taxable Municipal Bond Series	28,000	04/27/2023	342

On August 24, 2023, the Board of Trustees approved an uncommitted, unsecured line of credit with U.S. Bank, N.A. effective September 20, 2023. The terms of the new agreement are substantially similar to those of the current agreement except (i) the Funds will not assign collateral until the balance of a note and unpaid interest is paid in full and terminated, (ii) the Funds will not segregate securities to cover potential loans, and (ii) the new agreement expires on September 18, 2024, but may be renewed annually.

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”), as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2023 the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2020 and prior, were audited by other auditors whose report dated August 26, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 29, 2023

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2023

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee, Chair of Nominating and Governance Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness); President, Blue Horse Entries, LLC (2014 – 2021; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee, Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (a strategic marketing consultant; 2012-present)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee, Chair of Audit Committee	Indefinite Term/ Since October 2011	Realtor, Bluegrass Sotheby’s International Realty (2021 – present); Consultant, National Association of College and University Business Officers (organization for higher education business professionals 2021 – present); Vice President for Finance and Business, Transylvania University (2009 – 2021)	10	Director, Bank of the Bluegrass (2011-2022)
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/ Since August 2019	Managing Member of Knox Consulting LLC (October 2020 – present), (project management, advocacy, and organization-optimization services); Owner, Co-Founder of Terra Firma Construction, LLC (August 2021 – present); General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020)	10	N/A
Interested Trustees and Officers of the Trust:
Allen E. Grimes, III (1) 125 South Mill Street Lexington, KY 40507 (1962)	President, Interested Trustee	Annual Term/ President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Indefinite Term/ Trustee since 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Treasurer	Annual Term/ Vice President & Treasurer, (October 2022 – present); Vice President, Secretary & Treasurer, October 1999 – October 2022	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President & Secretary	Annual Term/ Vice President & Secretary (October 2022 – present);Vice President (May 2018 – October 2022)	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present)	N/A	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2023

Trustee and officer information, continued

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	President, Northern Lights Compliance Services, LLC (February 2023 – present); Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – January 2023)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of June 30, 2023, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2023, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the year ended June 30, 2023, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Trust’s Board of Trustees (the “Board”) designated certain officers of the Trust as the administrators of the Program (“collectively, the Liquidity Administrator”). The Program is reasonably designed to assess and manage the liquidity risk of each Fund. Liquidity risk is the risk that each Fund could not meet requests to redeem shares issued by each Fund without significant dilution of remaining investors’ interests.

The Liquidity Administrator provided a written report to the Board for consideration at its May 11, 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from April 1, 2022 through March 31, 2023 (the “Covered Period”). The report concluded that during the Covered Period the Program operated effectively and was adequately and effectively implemented to assess and manage each Fund’s liquidity risk. The Liquidity Administrator also reported that there were no liquidity events that impacted each Fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each Fund may be subject, can be found in each Fund’s prospectus.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2023

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Actual line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Six Months Ended June 30, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023*	Ending Account Value June 30, 2023**	Expenses Paid During the Six Months Ended June 30, 2023
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,005.36	$3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
Kentucky Tax-Free Income Series
Actual	.60	1,000.00	1,011.65	2.99
Hypothetical	.60	1,000.00	1,024.79	3.01
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,005.65	3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	1,005.75	3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,009.92	3.46
Hypothetical	.70	1,000.00	1,024.79	3.48
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,002.38	3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,008.83	3.46
Hypothetical	.70	1,000.00	1,024.79	3.48
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,001.69	3.45
Hypothetical	.70	1,000.00	1,024.79	3.48

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2023

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2023	Beginning Account Value January 1, 2023*	Ending Account Value June 30, 2023**	Expenses Paid During the Six Months Ended June 30, 2023
Intermediate Government Bond Series
Actual	.70%	$1,000.00	$1001.93	$3.45
Hypothetical	.70	1,000.00	1,024.79	3.48
Taxable Municipal Bond Series
Actual	.70	1,000.00	988.20	3.42
Hypothetical	.70	1,000.00	1,024.79	3.48

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

Item 3. Audit Committee Financial Expert: The board has determined that Marc A. Mathews possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Mathews as the audit committee financial expert. Mr. Mathews is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.

Year ended June 30, 2022:	$128,000
Year ended June 30, 2023	$128,000

(b)	Audit Related Fees.

Year ended June 30, 2022:	None
Year ended June 30, 2023	None

(c)	Tax Fees (consisting of income and excise tax compliance services)

Year ended June 30, 2022:	$40,000
Year ended June 30, 2023	$40,000

(d)	All Other Fees (Fees for all other services)

Year ended June 30, 2022	$17,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

Year ended June 30, 2023	$17,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

(e)

(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2023.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2022:	$57,000
Year ended June 30, 2023:	$57,000

(h)	Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6.

(a)	Included as part of item 1.

(b)	Not Applicable

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)(1)	Code of Ethics

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable

(a)(4)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Section 906 Certifications

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Treasurer
Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, President
Date: August 29, 2023